Accounting policies	12 Months Ended
Dec. 31, 2017
Accounting policies
Accounting policies

Accounting policies

1. Presentation of accounts

The accounts, set out on pages 83 to 177 including these accounting policies on pages 92 to 103 and the audited sections of the Financial review: Capital and risk management on pages 16 to 74, are prepared on a going concern basis (see the Report of the directors, page 78) and in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) and interpretations issued by the IFRS Interpretations Committee of the IASB as adopted by the European Union (EU) (together IFRS). The EU has not adopted the complete text of IAS 39 ‘Financial Instruments: Recognition and Measurement’; it has relaxed some of the standard’s hedging requirements. The Group has not taken advantage of this relaxation: its financial statements are prepared in accordance with IFRS as issued by the IASB.

The company is incorporated in the UK and registered in England and Wales. Its accounts are presented in accordance with the Companies Act 2006. With the exception of investment property and certain financial instruments as described in Accounting policies 9, 14, 16 and 18, the accounts are presented on a historical cost basis.

NatWest Group Holdings Corp was classified as a disposal group at 31 December 2017. It was measured at fair value less costs to sell. Note 9 contains further information.

The Group adopted two revisions to IFRSs effective 1 January 2017:

In January 2016, the IASB amended IAS 7 ‘Cash Flow Statements’ to require disclosure of the movements in financing liabilities. This is shown in Note 34.

In January 2016, the IASB amended IAS 12 ‘Income taxes’ to clarify the recognition of deferred tax assets in respect of unrealised losses.

Neither of these amendments has had a material effect on the Group’s financial statements.

2. Basis of consolidation

The consolidated accounts incorporate the financial statements of the company and entities (including certain structured entities) that are controlled by the Group. The Group controls another entity (a subsidiary) when it is exposed, or has rights, to variable returns from its involvement with that entity and has the ability to affect those returns through its power over the other entity; power generally arises from holding a majority of voting rights. On acquisition of a subsidiary, its identifiable assets, liabilities and contingent liabilities are included in the consolidated accounts at their fair value. A subsidiary is included in the consolidated financial statements from the date it is controlled by the Group until the date the Group ceases to control it through a sale or a significant change in circumstances.

Changes in the Group’s interest in a subsidiary that do not result in the Group ceasing to control that subsidiary are accounted for as equity transactions.

All intergroup balances, transactions, income and expenses are eliminated on consolidation. The consolidated accounts are prepared under uniform accounting policies.

3. Revenue recognition

Interest income on financial assets that are classified as loans and receivables, available-for-sale or held-to-maturity and interest expense on financial liabilities other than those measured at fair value are determined using the effective interest method. The effective interest method is a method of calculating the amortised cost of a financial asset or financial liability (or group of financial assets or liabilities) and of allocating the interest income or interest expense over the expected life of the asset or liability. The effective interest rate is the rate that exactly discounts estimated future cash flows to the instrument’s initial carrying amount. Calculation of the effective interest rate takes into account fees payable or receivable that are an integral part of the instrument’s yield, premiums or discounts on acquisition or issue, early redemption fees and transaction costs. All contractual terms of a financial instrument are considered when estimating future cash flows. Negative effective interest accruing to financial assets is presented in interest payable

Financial assets and financial liabilities held for trading or designated as at fair value through profit or loss are recorded at fair value. Changes in fair value are recognised in profit or loss.

Fees in respect of services are recognised as the right to consideration accrues through the provision of the service to the customer. The arrangements are generally contractual and the cost of providing the service is incurred as the service is rendered. The price is usually fixed and always determinable. The application of this policy to significant fee types is outlined below.

Payment services - this comprises income received for payment services including cheques cashed, direct debits, Clearing House Automated Payments (the UK electronic settlement system) and BACS payments (the automated clearing house that processes direct debits and direct credits). These are generally charged on a per transaction basis. The income is earned when the payment or transaction occurs. Charges for payment services are usually debited to the customer’s account monthly or quarterly in arrears. Income is accrued at period end for services provided but not yet charged.

Credit and debit card fees - fees from card business include:

•

Interchange received: as issuer, the Group receives a fee (interchange) each time a cardholder purchases goods and services. The Group also receives interchange fees from other card issuers for providing cash advances through its branch and automated teller machine networks. These fees are accrued once the transaction has taken place.

•	Periodic fees payable by a credit card or debit card holder are deferred and taken to profit or loss over the period of the service.

Lending (credit facilities)  - commitment and utilisation fees are determined as a percentage of the outstanding facility. If it is unlikely that a specific lending arrangement will be entered into, such fees are taken to profit or loss over the life of the facility, otherwise they are deferred and included in the effective interest rate on the loan.

Brokerage fees - in respect of securities, foreign exchange, futures or options transactions entered into on behalf of a customer are recognised as income on execution of a significant act.

Trade finance  - income from the provision of trade finance is recognised over the term of the finance unless specifically related to a significant act, in which case income is recognised when the act is executed.

Investment management  - fees charged for managing investments are recognised as revenue as the services are provided. Incremental costs that are directly attributable to securing an investment management contract are deferred and charged as expense as the related revenue is recognised.

4. Assets held for sale and discontinued operations

A non-current asset (or disposal group) is classified as held for sale if the Group will recover its carrying amount principally through a sale transaction rather than through continuing use. A non-current asset (or disposal group) classified as held for sale is measured at the lower of its carrying amount and fair value less costs to sell. If the asset (or disposal group) is acquired as part of a business combination it is initially measured at fair value less costs to sell.

Asset and liabilities of disposal groups classified as held for sale and non-current assets classified as held for sale are shown separately on the face of the balance sheet.

The results of discontinued operations - comprising the post-tax profit or loss of discontinued operations and the post-tax gain or loss recognised either on measurement to fair value less costs to sell or on disposal of the discontinued operation - are shown as a single amount on the face of the income statement; an analysis of this amount is presented in Note 19 on the accounts.

A discontinued operation is a cash generating unit or a group of cash generating units that either has been disposed of, or is classified as held for sale, and (a) represents a separate major line of business or geographical area of operations, (b) is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations or (c) is a subsidiary acquired exclusively with a view to resale.

5. Employee benefits

Short-term employee benefits, such as salaries, paid absences, and other benefits are accounted for on an accruals basis over the period in which the employees provide the related services. Employees may receive variable compensation satisfied by cash, by debt instruments issued by the Group or by RBSG shares. Variable compensation that is settled in cash or debt instruments is charged to profit or loss over the period from the start of the year to which the variable compensation relates to the expected settlement date taking account of forfeiture and claw back criteria.

For defined benefit schemes, the defined benefit obligation is measured on an actuarial basis using the projected unit credit method and discounted at a rate determined by reference to market yields at the end of the reporting period on high quality corporate bonds of equivalent term and currency to the scheme liabilities. Scheme assets are measured at their fair value. The difference between scheme assets and scheme liabilities, the net defined benefit asset or liability, is recognised in the balance sheet. A defined benefit asset is limited to the present value of any economic benefits available to the Group in the form of refunds from the plan or reduced contributions to it.

The charge to profit or loss for pension costs (recorded in operating expenses) comprises:

•	the current service cost

•	interest, computed at the rate used to discount scheme liabilities, on the net defined benefit liability or asset

•	past service cost resulting from a scheme amendment or curtailment

•	gains or losses on settlement.

A curtailment occurs when the Group significantly reduces the number of employees covered by a plan. A plan amendment occurs when the Group introduces, or withdraws, a defined benefit plan or changes the benefits payable under an existing defined benefit plan. Past service cost may be either positive (when benefits are introduced or changed so that the present value of the defined benefit obligation increases) or negative (when benefits are withdrawn or changed so that the present value of the defined benefit obligation decreases). A settlement is a transaction that eliminates all further obligation for part or all of the benefits.

Actuarial gains and losses (i.e. gains or and losses on re-measuring the net defined benefit asset or liability) are recognised in other comprehensive income in full in the period in which they arise.

6. Intangible assets and goodwill

Intangible assets acquired by the Group are stated at cost less accumulated amortisation and impairment losses. Amortisation is charged to profit or loss over the assets’ estimated economic lives using methods that best reflect the pattern of economic benefits and is included in Depreciation and amortisation. These estimated useful economic lives are:

Computer software	3 to 12 years
Other acquired intangibles	5 to 10 years

Expenditure on internally generated goodwill and brands is written-off as incurred. Direct costs relating to the development of internal-use computer software are capitalised once technical feasibility and economic viability have been established. These costs include payroll, the costs of materials and services, and directly attributable overheads. Capitalisation of costs ceases when the software is capable of operating as intended. During and after development, accumulated costs are reviewed for impairment against the benefits that the software is expected to generate. Costs incurred prior to the establishment of technical feasibility and economic viability are expensed as incurred as are all training costs and general overheads. The costs of licences to use computer software that are expected to generate economic benefits beyond one year are also capitalised.

Intangible assets include goodwill arising on the acquisition of subsidiaries and joint ventures. Goodwill on the acquisition of a subsidiary is the excess of the fair value of the consideration transferred, the fair value of any existing interest in the subsidiary and the amount of any non-controlling interest measured either at fair value or at its share of the subsidiary’s net assets over the Group’s interest in the net fair value of the subsidiary’s identifiable assets, liabilities and contingent liabilities. Goodwill arises on the acquisition of a joint venture when the cost of investment exceeds the Group’s share of the net fair value of the joint venture’s identifiable assets and liabilities. Goodwill is measured at initial cost less any subsequent impairment losses. Goodwill arising on the acquisition of associates is included within their carrying amounts. The gain or loss on the disposal of a subsidiary, associate or joint venture includes the carrying value of any related goodwill.

7. Property, plant and equipment

Items of property, plant and equipment (except investment property - see Accounting policy 9) are stated at cost less accumulated depreciation and impairment losses. Where an item of property, plant and equipment comprises major components having different useful lives, these are accounted for separately.

Depreciation is charged to profit or loss on a straight-line basis so as to write-off the depreciable amount of property, plant and equipment (including assets owned and let on operating leases) over their estimated useful lives. The depreciable amount is the cost of an asset less its residual value. Freehold land is not depreciated.

The estimated useful lives of the Group’s property, plant and equipment are:

Freehold buildings	50 years
Long leasehold property (leases with more than 50 years to run)	50 years
Short leaseholds	unexpired period of lease
Property adaptation costs	10 to 15 years
Computer equipment	up to 5 years
Other equipment	4 to 15 years

The residual value and useful life of property, plant and equipment are reviewed at each balance sheet date and updated for any changes to previous estimates.

8. Impairment of intangible assets and property, plant and equipment

At each balance sheet date, the Group assesses whether there is any indication that its intangible assets, or property, plant and equipment are impaired. If any such indication exists, the Group estimates the recoverable amount of the asset and the impairment loss if any. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

If an asset does not generate cash flows that are independent from those of other assets or groups of assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to each of the Group’s cash-generating units or groups of cash-generating units expected to benefit from the combination. The recoverable amount of an asset or cash-generating unit is the higher of its fair value less cost to sell and its value in use. Value in use is the present value of future cash flows from the asset or cash-generating unit discounted at a rate that reflects market interest rates adjusted for risks specific to the asset or cash-generating unit that have not been taken into account in estimating future cash flows. If the recoverable amount of an intangible or tangible asset is less than its carrying value, an impairment loss is recognised immediately in profit or loss and the carrying value of the asset reduced by the amount of the loss.

A reversal of an impairment loss on intangible assets (excluding goodwill) or property, plant and equipment can be recognised when an increase in service potential arises provided the increased carrying value is not greater than it would have been had no impairment loss been recognised. Impairment losses on goodwill are not reversed.

9. Investment property

Investment property comprises freehold and leasehold properties that are held to earn rentals or for capital appreciation or both. Investment property is not depreciated but is stated at fair value. Fair value is based on current prices for similar properties in the same location and condition. Any gain or loss arising from a change in fair value is recognised in profit or loss. Rental income from investment property is recognised on a straight-line basis over the term of the lease in Other operating income. Lease incentives granted are recognised as an integral part of the total rental income.

10. Foreign currencies

The Group’s consolidated financial statements are presented in sterling which is the functional currency of the company.

Group entities record transactions in foreign currencies in their functional currency, the currency of the primary economic environment in which they operate, at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the relevant functional currency at the foreign exchange rates ruling at the balance sheet date. Foreign exchange differences arising on the settlement of foreign currency transactions and from the translation of monetary assets and liabilities are reported in income from trading activities except for differences arising on cash flow hedges and hedges of net investments in foreign operations (see Accounting policy 23).

Non-monetary items denominated in foreign currencies that are stated at fair value are translated into the relevant functional currency at the foreign exchange rates ruling at the dates the values are determined. Translation differences arising on non-monetary items measured at fair value are recognised in profit or loss except for differences arising on available-for-sale non-monetary financial assets, for example equity shares, which are recognised in other comprehensive income unless the asset is the hedged item in a fair value hedge.

Assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into sterling at foreign exchange rates ruling at the balance sheet date. Income and expenses of foreign operations are translated into sterling at average exchange rates unless these do not approximate to the foreign exchange rates ruling at the dates of the transactions.

Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income. The amount accumulated in equity is reclassified from equity to profit or loss on disposal of a foreign operation.

11. Leases

As lessor

Contracts with customers to lease assets are classified as finance leases if they transfer substantially all the risks and rewards of ownership of the asset to the customer; all other contracts with customers to lease assets are classified as operating leases.

Finance lease receivables are included in the balance sheet, within Loans and advances to customers, at the amount of the net investment in the lease being the minimum lease payments and any unguaranteed residual value discounted at the interest rate implicit in the lease. Finance lease income is allocated to accounting periods so as to give a constant periodic rate of return before tax on the net investment and included in Interest receivable. Unguaranteed residual values are subject to regular review; if there is a reduction in their value, income allocation is revised and any reduction in respect of amounts accrued is recognised immediately.

Rental income from operating leases is recognised in income on a straight-line basis over the lease term unless another systematic basis better represents the time pattern of the asset’s use. Operating lease assets are included within Property, plant and equipment and depreciated over their useful lives (see Accounting policy 7). Operating lease rentals receivable are included in Other operating income.

As lessee

The Group’s contracts to lease assets are principally operating leases. Operating lease rental expense is included in Premises and equipment costs and recognised as an expense on a straight-line basis over the lease term unless another systematic basis better represents the benefit to the Group.

12. Provisions

The Group recognises a provision for a present obligation resulting from a past event when it is more likely than not that it will be required to transfer economic benefits to settle the obligation and the amount of the obligation can be estimated reliably.

Provision is made for restructuring costs, including the costs of redundancy, when the Group has a constructive obligation to restructure. An obligation exists when the Group has a detailed formal plan for the restructuring and has raised a valid expectation in those affected by starting to implement the plan or by announcing its main features.

If the Group has a contract that is onerous, it recognises the present obligation under the contract as a provision. An onerous contract is one where the unavoidable costs of meeting the Group’s contractual obligations exceed the expected economic benefits. When the Group vacates a leasehold property, a provision is recognised for the costs under the lease less any expected economic benefits (such as rental income).

Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by uncertain future events, or present obligations arising from past events that are not recognised because either an outflow of economic benefits is not probable or the amount of the obligation cannot be reliably measured. Contingent liabilities are not recognised but information about them is disclosed unless the possibility of any outflow of economic benefits in settlement is remote.

13. Tax

Income tax expense or income, comprising current tax and deferred tax, is recorded in the income statement except income tax on items recognised outside profit or loss which is credited or charged to other comprehensive income or to equity as appropriate.

Current tax is income tax payable or recoverable in respect of the taxable profit or loss for the year arising in profit or loss, other comprehensive income or equity. Provision is made for current tax at rates enacted or substantively enacted at the balance sheet date.

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences between the carrying amount of an asset or liability for accounting purposes and its carrying amount for tax purposes. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that they will be recovered. Deferred tax is not recognised on temporary differences that arise from initial recognition of an asset or a liability in a transaction (other than a business combination) that at the time of the transaction affects neither accounting, nor taxable profit or loss. Deferred tax is calculated using tax rates expected to apply in the periods when the assets will be realised or the liabilities settled, based on tax rates and laws enacted, or substantively enacted, at the balance sheet date.

Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to offset and where they relate to income taxes levied by the same taxation authority either on an individual Group company or on Group companies in the same tax group that intend, in future periods, to settle current tax liabilities and assets on a net basis or on a gross basis simultaneously.

14. Financial assets

On initial recognition, financial assets are classified into held-to-maturity investments; held-for-trading; designated as at fair value through profit or loss; loans and receivables; or available-for-sale financial assets. Normal purchases of financial assets classified as loans and receivables are recognised on the settlement date; all other normal transactions in financial assets are recognised on the trade date.

Held-to-maturity investments  - a financial asset may be classified as a held-to-maturity investment only if it has fixed or determinable payments, a fixed maturity and the Group has the positive intention and ability to hold to maturity. Held-to-maturity investments are initially recognised at fair value plus directly related transaction costs. They are subsequently measured at amortised cost using the effective interest method (see Accounting policy 3) less any impairment losses.

Held-for-trading  - a financial asset is classified as held-for-trading if it is acquired principally for sale in the near term, or forms part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking, or it is a derivative (not in a qualifying hedge relationship). Held-for-trading financial assets are recognised at fair value with transaction costs being recognised in profit or loss. Subsequently they are measured at fair value. Income from trading activities includes gains and losses on held-for-trading financial assets as they arise.

Designated as at fair value through profit or loss  - financial assets may be designated as at fair value through profit or loss only if such designation (a) eliminates or significantly reduces a measurement or recognition inconsistency; or (b) applies to a group of financial assets, financial liabilities or both, that the Group manages and evaluates on a fair value basis; or (c) relates to an instrument that contains an embedded derivative which is not evidently closely related to the host contract. Financial assets that the Group designates on initial recognition as being at fair value through profit or loss are recognised at fair value, with transaction costs being recognised in profit or loss, and are subsequently measured at fair value. Gains and losses are recognised in profit or loss as they arise.

Loans and receivables - non-derivative financial assets with fixed or determinable repayments that are not quoted in an active market are classified as loans and receivables, except those that are classified as available-for-sale or as held-for-trading, or designated as at fair value through profit or loss. Loans and receivables are initially recognised at fair value plus directly related transaction costs. They are subsequently measured at amortised cost using the effective interest method (see Accounting policy 3) less any impairment losses.

Available-for-sale financial assets  - financial assets that are not classified as held-to-maturity; held-for-trading; designated as at fair value through profit or loss; or loans and receivables are classified as available-for-sale. Financial assets can be designated as available-for-sale on initial recognition. Available-for-sale financial assets are initially recognised at fair value plus directly related transaction costs. They are subsequently measured at fair value. Unquoted equity investments whose fair value cannot be measured reliably are carried at cost and classified as available-for-sale financial assets. Impairment losses and exchange differences resulting from retranslating the amortised cost of foreign currency monetary available-for-sale financial assets are recognised in profit or loss together with interest calculated using the effective interest method (see Accounting policy 3) as are gains and losses attributable to the hedged risk on available-for-sale financial assets that are hedged items in fair value hedges (see Accounting policy 23). Other changes in the fair value of available-for-sale financial assets and any related tax are reported in other comprehensive income until disposal, when the cumulative gain or loss is reclassified from equity to profit or loss.

Reclassifications  - held-for-trading and available-for-sale financial assets that meet the definition of loans and receivables (non-derivative financial assets with fixed or determinable payments that are not quoted in an active market) may be reclassified to loans and receivables if the Group has the intention and ability to hold the financial asset for the foreseeable future or until maturity. The Group typically regards the foreseeable future for this purpose as twelve months from the date of reclassification.

Additionally, held-for-trading financial assets that do not meet the definition of loans and receivables may, in rare circumstances, be transferred to available-for-sale financial assets or to held-to-maturity investments. Reclassifications are made at fair value. This fair value becomes the asset’s new cost or amortised cost as appropriate. Gains and losses recognised up to the date of reclassification are not reversed.

Fair value  - the Group’s approach to determining the fair value of financial instruments measured at fair value is set out in the section of Critical accounting policies and key sources of estimation uncertainty entitled Fair value - financial instruments. Further details are given in Note 9 on the accounts.

15. Impairment of financial assets

The Group assesses at each balance sheet date whether there is any objective evidence that a financial asset or group of financial assets classified as held-to-maturity, as available-for-sale or as loans and receivables is impaired. A financial asset or group of financial assets is impaired and an impairment loss incurred if there is objective evidence that an event or events since initial recognition of the asset have adversely affected the amount or timing of future cash flows from the asset.

Financial assets carried at amortised cost  - if there is objective evidence that an impairment loss on a financial asset or group of financial assets classified as loans and receivables or as held-to-maturity investments has been incurred, the Group measures the amount of the loss as the difference between the carrying amount of the asset or group of assets and the present value of estimated future cash flows from the asset or group of assets discounted at the effective interest rate of the instrument at initial recognition. For collateralised loans and receivables, estimated future cash flows include cash flows that may result from foreclosure less the costs of obtaining and selling the collateral, whether or not foreclosure is probable.

Where, in the course of the orderly realisation of a loan, it is exchanged for equity shares or property, the exchange is accounted for as the sale of the loan and the acquisition of equity securities or investment property. Where the Group’s interest in equity shares following the exchange is such that the Group controls an entity, that entity is consolidated.

Impairment losses are assessed individually for financial assets that are individually significant and individually or collectively for assets that are not individually significant. In making collective impairment assessments, financial assets are grouped into portfolios on the basis of similar risk characteristics. Future cash flows from these portfolios are estimated on the basis of the contractual cash flows and historical loss experience for assets with similar credit risk characteristics.

Historical loss experience is adjusted, on the basis of observable data, to reflect current conditions not affecting the period of historical experience. Impairment losses are recognised in profit or loss and the carrying amount of the financial asset or group of financial assets reduced by establishing an allowance for impairment losses. If, in a subsequent period, the amount of the impairment loss reduces and the reduction can be ascribed to an event after the impairment was recognised, the previously recognised loss is reversed by adjusting the allowance.  Once an impairment loss has been recognised on a financial asset or group of financial assets, interest income is recognised on the carrying amount using the rate of interest at which estimated future cash flows were discounted in measuring impairment.

Impaired loans and receivables are written off, i.e. the impairment provision is applied in writing down the loan’s carrying value partially or in full, when the Group concludes that there is no longer any realistic prospect of recovery of part or all of the loan. For loans that are individually assessed for impairment, the timing of write off is determined on a case-by-case basis. Such loans are reviewed regularly and write off will be prompted by bankruptcy, insolvency, renegotiation and similar events.

The typical time frames from initial impairment to write off for the Group’s collectively-assessed portfolios are:

•	Retail mortgages: write off usually occurs within five years, or when an account is closed if earlier.

•	Credit cards: the irrecoverable amount is written off after 12 months; three years later any remaining amounts outstanding are written off.

•	Overdrafts and other unsecured loans: write off occurs within six years.

•

Business and commercial loans: write offs of commercial loans are determined in the light of individual circumstances; the period does not exceed five years. Business loans are generally written off within five years.

Amounts recovered after a loan has been written off are credited to the loan impairment charge for the period in which they are received.

Financial assets carried at fair value - when a decline in the fair value of a financial asset classified as available-for-sale has been recognised directly in other comprehensive income and there is objective evidence that it is impaired, the cumulative loss is reclassified from equity to profit or loss. The loss is measured as the difference between the amortised cost (including any hedge accounting adjustments) of the financial asset and its current fair value. Impairment losses on available-for-sale equity instruments are not reversed through profit or loss, but those on available-for-sale debt instruments are reversed, if there is an increase in fair value that is objectively related to a subsequent event.

16. Financial liabilities

Financial liabilities are recognised initially at fair value and classified into held-for-trading; designated as at fair value through profit or loss; or amortised cost. Issues of financial liabilities measured at amortised cost are recognised on settlement date; all other normal transactions in financial liabilities are recognised on trade date.

Held-for-trading -  a financial liability is classified as held-for-trading if it is incurred principally for repurchase in the near term, or forms part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking, or it is a derivative (not in a qualifying hedge relationship). Held-for-trading financial liabilities are recognised at fair value with transaction costs being recognised in profit or loss. Subsequently they are measured at fair value. Gains and losses are recognised in profit or loss as they arise.

Designated as at fair value through profit or loss - financial liabilities may be designated as at fair value through profit or loss only if such designation (a) eliminates or significantly reduces a measurement or recognition inconsistency; or (b) applies to a group of financial assets, financial liabilities or both that the Group manages and evaluates on a fair value basis; or (c) relates to an instrument that contains an embedded derivative which is not evidently closely related to the host contract.

Financial liabilities that the Group designates on initial recognition as being at fair value through profit or loss are recognised at fair value, with transaction costs being recognised in profit or loss, and are subsequently measured at fair value. Income from trading activities includes gains and losses on held-for-trading financial liabilities as they arise.

Financial liabilities designated as at fair value through profit or loss principally comprise structured liabilities issued by the Group: designation significantly reduces the measurement inconsistency between these liabilities and the related derivatives carried at fair value.

Amortised cost  - all other financial liabilities are measured at amortised cost using the effective interest method (see Accounting policy 3).

Fair value  - the Group’s approach to determining the fair value of financial instruments measured at fair value is set out in the section of Critical accounting policies and key sources of estimation uncertainty entitled Fair value - financial instruments; further details are given in Note 9 on the accounts.

17. Financial guarantee contracts

Under a financial guarantee contract, the Group, in return for a fee, undertakes to meet a customer’s obligations under the terms of a debt instrument if the customer fails to do so. A financial guarantee is recognised as a liability; initially at fair value and, if not designated as at fair value through profit or loss, subsequently at the higher of its initial value less cumulative amortisation and any provision under the contract measured in accordance with Accounting policy 12. Amortisation is calculated so as to recognise fees receivable in profit or loss over the period of the guarantee.

18. Loan commitments

Provision is made for loan commitments, other than those classified as held-for-trading, if it is probable that the facility will be drawn and the resulting loan will be recognised at an amount less than the cash advanced. Syndicated loan commitments in excess of the level of lending under the commitment approved for retention by the Group are classified as held-for-trading and measured at fair value.

19. Derecognition

A financial asset is derecognised when the contractual right to receive cash flows from the asset has expired or when it has been transferred and the transfer qualifies for derecognition. A transfer requires that the Group either (a) transfers the contractual rights to receive the asset’s cash flows; or (b) retains the right to the asset’s cash flows but assumes a contractual obligation to pay those cash flows to a third party. After a transfer, the Group assesses the extent to which it has retained the risks and rewards of ownership of the transferred asset.

The asset remains on the balance sheet if substantially all the risks and rewards have been retained. It is derecognised if substantially all the risks and rewards have been transferred. If substantially all the risks and rewards have been neither retained nor transferred, the Group assesses whether or not it has retained control of the asset. If the Group has retained control of the asset, it continues to recognise the asset to the extent of its continuing involvement; if the Group has not retained control of the asset, it is derecognised.

A financial liability is removed from the balance sheet when the obligation is discharged, or is cancelled, or expires. On the redemption or settlement of debt securities (including subordinated liabilities) issued by the Group, the Group derecognises the debt instrument and records a gain or loss being the difference between the debt’s carrying amount and the cost of redemption or settlement. The same treatment applies where the debt is exchanged for a new debt issue that has terms substantially different from those of the existing debt.

The assessment of whether the terms of the new debt instrument are substantially different takes into account qualitative and quantitative characteristics including a comparison of the present value of the cash flows under the new terms with the present value of the remaining cash flows of the original debt issue discounted at the effective interest rate of the original debt issue.

20. Sale and repurchase transactions

Securities subject to a sale and repurchase agreement under which substantially all the risks and rewards of ownership are retained by the Group continue to be shown on the balance sheet and the sale proceeds recorded as a financial liability. Securities acquired in a reverse sale and repurchase transaction under which the Group is not exposed to substantially all the risks and rewards of ownership are not recognised on the balance sheet and the consideration paid is recorded as a financial asset.

Securities borrowing and lending transactions are usually secured by cash or securities advanced by the borrower. Borrowed securities are not recognised on the balance sheet or lent securities derecognised. Cash collateral given or received is treated as a loan or deposit; collateral in the form of securities is not recognised. However, where securities borrowed are transferred to third parties, a liability for the obligation to return the securities to the stock lending counterparty is recorded.

21. Netting

Financial assets and financial liabilities are offset and the net amount presented in the balance sheet when, and only when, the Group currently has a legally enforceable right to set off the recognised amounts and it intends either to settle on a net basis or to realise the asset and settle the liability simultaneously. The Group is party to a number of arrangements, including master netting agreements, that give it the right to offset financial assets and financial liabilities, but where it does not intend to settle the amounts net or simultaneously, the assets and liabilities concerned are presented gross.

22. Capital instruments

The Group classifies a financial instrument that it issues as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities on potentially unfavourable terms and as equity if it evidences a residual interest in the assets of the Group after the deduction of liabilities.

The components of a compound financial instrument issued by the Group are classified and accounted for separately as financial assets, financial liabilities or equity as appropriate.

Incremental costs and related tax that are directly attributable to an equity transaction are deducted from equity.

The consideration for any ordinary shares of the company purchased by the Group (treasury shares) is deducted from equity. On the cancellation of treasury shares their nominal value is removed from equity and any excess of consideration over nominal value is treated in accordance with the capital maintenance provisions of the Companies Act.

On the sale or reissue of treasury shares the consideration received and related tax are credited to equity, net of any directly attributable incremental costs.

23. Derivatives and hedging

Derivative financial instruments are initially recognised, and subsequently measured, at fair value. The Group’s approach to determining the fair value of financial instruments is set out in the section of Critical accounting policies and key sources of estimation uncertainty entitled Fair value - financial instruments; further details are given in Note 9 on the accounts.

A derivative embedded in a contract is accounted for as a stand-alone derivative if its economic characteristics are not closely related to the economic characteristics of the host contract; unless the entire contract is measured at fair value with changes in fair value recognised in profit or loss.

Gains and losses arising from changes in the fair value of derivatives that are not the hedging instrument in a qualifying hedge are recognised as they arise in profit or loss. Gains and losses are recorded in Income from trading activities except for gains and losses on those derivatives that are managed together with financial instruments designated at fair value; these gains and losses are included in Other operating income.

The Group enters into three types of hedge relationship: hedges of changes in the fair value of a recognised asset or liability or unrecognised firm commitment (fair value hedges); hedges of the variability in cash flows from a recognised asset or liability or a highly probable forecast transaction (cash flow hedges); and hedges of the net investment in a foreign operation.

Hedge relationships are formally designated and documented at inception. The documentation identifies the hedged item and the hedging instrument and details the risk that is being hedged and the way in which effectiveness will be assessed at inception and during the period of the hedge.

If the hedge is not highly effective in offsetting changes in fair values or cash flows attributable to the hedged risk, consistent with the documented risk management strategy, hedge accounting is discontinued. Hedge accounting is also discontinued if the Group revokes the designation of a hedge relationship.

Fair value hedge  - in a fair value hedge, the gain or loss on the hedging instrument is recognised in profit or loss. The gain or loss on the hedged item attributable to the hedged risk is recognised in profit or loss and, where the hedged item is measured at amortised cost, adjusts the carrying amount of the hedged item. Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting; or if the hedging instrument expires or is sold, terminated or exercised; or if hedge designation is revoked. If the hedged item is one for which the effective interest rate method is used, any cumulative adjustment is amortised to profit or loss over the life of the hedged item using a recalculated effective interest rate.

Cash flow hedge  - in a cash flow hedge, the effective portion of the gain or loss on the hedging instrument is recognised in other comprehensive income and the ineffective portion in profit or loss.

When the forecast transaction results in the recognition of a financial asset or financial liability, the cumulative gain or loss is reclassified from equity to profit or loss in the same periods in which the hedged forecast cash flows affect profit or loss. Otherwise the cumulative gain or loss is removed from equity and recognised in profit or loss at the same time as the hedged transaction. Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting; if the hedging instrument expires or is sold, terminated or exercised; if the forecast transaction is no longer expected to occur; or if hedge designation is revoked.

The discontinuance of hedge accounting (except where a forecast transaction is no longer expected to occur), the cumulative unrealised gain or loss is reclassified from equity to profit or loss when the hedged cash flows occur or, if the forecast transaction results in the recognition of a financial asset or financial liability, when the hedged forecast cash flows affect profit or loss. Where a forecast transaction is no longer expected to occur, the cumulative unrealised gain or loss is reclassified from equity to profit or loss immediately.

Hedge of net investment in a foreign operation  - in the hedge of a net investment in a foreign operation, the portion of foreign exchange differences arising on the hedging instrument determined to be an effective hedge is recognised in other comprehensive income. Any ineffective portion is recognised in profit or loss. Non-derivative financial liabilities as well as derivatives may be the hedging instrument in a net investment hedge. On disposal or partial disposal of a foreign operation, the amount accumulated in equity is reclassified from equity to profit or loss.

24. Cash and cash equivalents

In the cash flow statement, cash and cash equivalents comprises cash and deposits with banks with an original maturity of less than three months together with short-term highly liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk of change in value.

25. Shares in Group entities

The Bank’s investments in its subsidiaries are stated at cost less any impairment.

Critical accounting policies and key sources of estimation uncertainty

The reported results of the Group are sensitive to the accounting policies, assumptions and estimates that underlie the preparation of its financial statements. UK company law and IFRS require the directors, in preparing the Group’s financial statements, to select suitable accounting policies, apply them consistently and make judgements and estimates that are reasonable and prudent. In the absence of an applicable standard or interpretation, IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’, requires management to develop and apply an accounting policy that results in relevant and reliable information in the light of the requirements and guidance in IFRS dealing with similar and related issues and the IASB’s ‘Conceptual Framework for Financial Reporting’. The judgements and assumptions involved in the Group’s accounting policies that are considered by the Board to be the most important to the portrayal of its financial condition are discussed below. The use of estimates, assumptions or models that differ from those adopted by the Group would affect its reported results.

(i) Provisions for liabilities

As set out in Note 21 on the accounts, at 31 December 2017 the Group recognised provisions for liabilities in respect of Payment Protection Insurance, £632 million (2016 - £753 million), other customer redress, £386 million (2016 - £562 million), residential mortgage backed securities, nil (2016 - £4,966 million), litigation and other regulatory proceedings, £65 million (2016 - £86 million) and property and other £315 million, (2016 - £292 million. Provisions are liabilities of uncertain timing or amount, and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Judgement is involved in determining whether an obligation exists, and in estimating the probability, timing and amount of any outflows. Where the Group can look to another party such as an insurer to pay some or all of the expenditure required to settle a provision, any reimbursement is recognised when, and only when, it is virtually certain that it will be received.

Payment Protection Insurance  - the Group has established a provision for redress payable in respect of the mis-selling of Payment Protection Insurance policies. The provision is management’s best estimate of the anticipated costs of redress and related administration expenses. The determination of appropriate assumptions to underpin the provision requires significant judgement by management. The principal assumptions underlying the provision together with sensitivities to changes in those assumptions are given in Note 21 on the accounts.

Provisions for litigation  - the Group and members of the Group are party to legal proceedings in the United Kingdom, the United States and other jurisdictions, arising out of their normal business operations. The measurement and recognition of liabilities in respect of litigation involves a high degree of management judgement.

Before the existence of a present obligation as the result of a past event can be confirmed, numerous facts may need to be established, involving extensive and time-consuming discovery, and novel or unsettled legal questions addressed. Once it is determined there is an obligation, assessing the probability of economic outflows and estimating the amount of any liability can be very difficult. In many proceedings, it is not possible to determine whether any loss is probable or to estimate the amount of any loss. Furthermore, for an individual matter, there can be a wide range of possible outcomes and often it is not practicable to quantify a range of such outcomes. The Group’s outstanding litigation is periodically assessed in consultation with external professional advisers, where appropriate, to determine the likelihood of the Group incurring a liability. A detailed description of the Group’s material legal proceedings and a discussion of the nature of the associated uncertainties are given in Note 30 on the accounts.

Tax contingencies  - determining the Group’s income tax charge and its provisions for income taxes necessarily involves a significant degree of estimation and judgement. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the tax authorities in a number of jurisdictions. The Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice. Any difference between the final outcome and the amounts provided will affect current and deferred income tax assets and liabilities in the period when the matter is resolved.

(ii) Deferred tax

The Group makes provision for deferred tax on temporary differences where tax recognition occurs at a different time from accounting recognition. Deferred tax assets of £1,079 million were recognised as at 31 December 2017 (2016 - £1,391 million).

The Group has recognised deferred tax assets in respect of losses, principally in the UK, and temporary differences. Deferred tax assets are recognised in respect of unused tax losses and other temporary differences to the extent that it is probable that there will be future UK taxable profits against which the losses and other temporary differences can be utilised.

The Group has considered the carrying value of the deferred tax asset as at 31 December 2017 that, based on management’s estimates, sufficient taxable profits will be generated in future years to recover recognised deferred tax assets. These estimates are based on forecast performance and take into account Brexit, the Group’s plans to implement the UK ring-fencing regime and the resultant transfers between members of the Group.

Deferred tax assets of £1,886 million (2016 - £2,665 million) have not been recognised in respect of tax losses and other temporary differences where the availability of future taxable profits is uncertain. Further details about the Group’s deferred tax assets are given in Note 23 on the accounts.

(iii) Loan impairment provisions

The Group’s loan impairment provisions are established to recognise incurred impairment losses in its portfolio of loans classified as loans and receivables and carried at amortised cost in accordance with Accounting policy 15.

A loan is impaired when there is objective evidence that events since the loan was granted have affected expected cash flows from the loan. Such objective evidence, indicative that a borrower’s financial condition has deteriorated, can include for loans that are individually assessed: the non-payment of interest or principal; debt renegotiation; probable bankruptcy or liquidation; significant reduction in the value of any security; breach of limits or covenants; and deteriorating trading performance and, for collectively assessed portfolios: the borrowers’ payment status and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan’s original effective interest rate. There are two components to the Group’s loan impairment provisions: individual and collective.

Individual component  - all impaired loans that exceed specific thresholds are individually assessed for impairment. Individually assessed loans principally comprise the Group’s portfolio of commercial loans to medium and large businesses. Impairment losses are recognised as the difference between the carrying value of the loan and the discounted value of management’s best estimate of future cash repayments and proceeds from any security held. These estimates take into account the customer’s debt capacity and financial flexibility; the level and quality of its earnings; the amount and sources of cash flows; the industry in which the counterparty operates; and the realisable value of any security held. Estimating the quantum and timing of future recoveries involves significant judgement.

The size of receipts will depend on the future performance of the borrower and the value of security, both of which will be affected by future economic conditions; additionally, collateral may not be readily marketable.

The actual amount of future cash flows and the date they are received may differ from these estimates and consequently actual losses incurred may differ from those recognised in these financial statements.

Collective component  - this is made up of two elements: loan impairment provisions for impaired loans that are below individual assessment thresholds (collectively assessed provisions) and for loan losses that have been incurred but have not been separately identified at the balance sheet date (latent loss provisions). Collectively assessed provisions are established on a portfolio basis using a present value methodology taking into account the level of arrears, security, past loss experience, credit scores and defaults based on portfolio trends. The most significant factors in establishing these provisions are the expected loss rates and the related average life. These portfolios include mortgages, credit card receivables and other personal lending. The future credit quality of these portfolios is subject to uncertainties that could cause actual credit losses to differ materially from reported loan impairment provisions.

These uncertainties include the economic environment, notably interest rates and their effect on customer spending, the unemployment level, payment behaviour and bankruptcy trends. Latent loss provisions are held against estimated impairment losses in the performing portfolio that have yet to be identified as at the balance sheet date. To assess the latent loss within its portfolios, the Group has developed methodologies to estimate the time that an asset can remain impaired within a performing portfolio before it is identified and reported as such.

Accounting developments

International Financial Reporting Standards

A number of IFRSs and amendments to IFRS were in issue at 31 December 2017 that would affect RBS Group from 1 January 2018 or later.

Effective 1 January 2018 - IFRS 9

In July 2014, the IASB published IFRS 9 ‘Financial Instruments’ with an effective date of 1 January 2018. IFRS 9 replaces the current financial instruments standard IAS 39, setting out new accounting requirements in a number of areas. The principle features of IFRS 9 are as follows:

Recognition and derecognition

The material in IAS 39 setting out the criteria for the recognition and derecognition of financial instruments have been included unamended in IFRS 9.

Classification and measurement

Financial assets  - There are three classifications for financial assets in IFRS 9.

•

Amortised cost - Financial assets with terms that give rise to interest and principal cash flows only and which are held in a business model whose objective is to hold financial assets to collect their cash flow are measured at amortised cost.

•

Fair value through other comprehensive income - Financial assets with terms that give rise to interest and principal cash flows only and which are held in a business model whose objective is achieved by holding financial assets to collect their cash flow and selling them are measured at fair value through other comprehensive income.

•	Fair value through profit and loss - Other financial assets are measured at fair value through profit and loss.

At initial recognition, any financial asset may be irrevocably designated as measured at fair value through profit or loss if such designation eliminates a measurement or recognition inconsistency.

The measurement basis of the majority of the Group’s financial assets will be unchanged on application of IFRS 9.

Financial liabilities  – Since early adopting in 2016 the IFRS 9 accounting for fair value attributable to own credit risk there are no further material changes on accounting for financial liabilities on adoption of IFRS 9.

Hedge accounting

IFRS 9’s hedge accounting requirements are designed to align accounting more closely to the risk management framework; permit a greater variety of hedging instruments; and remove or simplify some of the rule-based requirements in IAS 39. The elements of hedge accounting: fair value, cash flow and net investment hedges are retained. The Group accounting policy choice is to continue with the IAS 39 hedge accounting framework.

Credit impairment

IFRS 9’s credit impairment requirements apply to financial assets measured at amortised cost, to those measured at fair value through other comprehensive income, to lease receivables and to certain loan commitments and financial guarantee contracts. On initial recognition a loss allowance is established at an amount equal to 12-month expected credit losses (ECL) that is the portion of life-time expected losses resulting from default events that are possible within the next 12 months. Where a significant increase in credit risk since initial recognition is identified, the loss allowance increases so as to recognise all expected default events over the expected life of the asset. The Group expects that financial assets where there is objective evidence of impairment under IAS 39 will be credit impaired under IFRS 9, and carry loss allowances based on all expected default events.

The assessment of credit risk and the estimation of ECL are required to be unbiased and probability-weighted: determined by evaluating at the balance sheet date for each customer or loan portfolio a range of possible outcomes using reasonable and supportable information about past events, current conditions, forecasts of future events and economic conditions.

The estimation of ECL also takes into account the discount of future cash flows. Recognition and measurement of credit impairments under IFRS 9 are more forward-looking than under IAS 39.

An RBS Group-wide programme has implemented the necessary changes in the modelling of credit loss parameters, and the underlying credit management and financial processes.  The result is an increase in overall credit impairment provisions when compared with the current basis of measurement under IAS 39.

Transition

The classification and measurement and impairment requirements will be applied retrospectively by adjusting the opening balance sheet at the date of initial application, with no requirement to restate comparative period.

In summary, on 1 January 2018, the estimate impact on the Group is a £271 million post tax reduction in equity, comprising:

•	Reclassification of financial instruments - £7 million pre tax decrease.

•	Change in impairment methodology - £364 million pre tax reduction.

•	Net tax impact - £100 million increase.

The estimate impact on the bank is a £270 million post tax reduction in equity, comprising:

•	Reclassification of financial instruments - £46 million pre tax decrease.

•	Change in impairment methodology - £314 million pre tax reduction.

•	Net tax impact - £90 million increase.

There will be no restatement of accounts prior to 2018.

The Group has opted to early adopt the IFRS 9 amendment on negative compensation with effect from 1 January 2018; this is expected to be endorsed for use in the EU in early 2018.

Effective 1 January 2018 – other standards

IFRS 15 ‘Revenue from Contracts with Customers’ was issued in May 2014. It will replace IAS 11 ‘Construction Contracts’, IAS 18 ‘Revenue’ and several Interpretations. Contracts are bundled or unbundled into distinct performance obligations with revenue recognised as the obligations are met. A restatement is not expected on initial application of this standard.

IFRS 2 ‘Share-based payment’ was amended in June 2016 to clarify the accounting for net settlement of tax in respect of share-based payments and the calculation of the cost of modified awards and those with vesting conditions that are not market conditions.

IFRIC Interpretation 22 ‘Foreign Currency Transaction and Advance Consideration’ was issued in December 2016 clarifying the date of a foreign exchange transaction to be used on initial recognition of a related asset or other item.

IAS 40 ‘Investment Property’ was amended in December 2016 to clarify that transfers into or out of the investment property classification may only occur on a change of use or the property ceasing to meet the definition of an investment property.  The effective date is 1 January 2018.

On adoption, none of these standards are expected to have a material effect on the group’s results.

Effective after 2018

IFRS 16 ‘Leases’ was issued in January 2016 to replace IAS 17 ‘Leases’. There are no substantial changes to the accounting for leases by lessors nor for finance leases; operating leases will be brought on balance sheet through the recognition of assets representing the contractual rights of use, and liabilities will be recognised for the contractual payments that exist. The effective date is 1 January 2019.

RBS Group is currently working on the implementation of the new requirements and currently anticipates that the property lease portfolio will have the most significant implementation impact as property represents 87% of the operating lease commitments of RBS Group. A preliminary estimate (excluding the impacts of tax) of the opening balance sheet adjustment as a result of the RBS Group’s property portfolio using a modified retrospective approach to transition would be to create a Right of Use asset of c£1.4bn, also impacting RWAs and an estimated decrease (excluding the impacts of tax) in retaining earnings of some c£0.3bn. As permitted by the standard RBS Group intends to apply IFRS 16 on a retrospective basis but to take advantage of the option not to restate. RBS Group will continue to work on the implementation throughout 2018 and therefore this estimate of the impact is subject to change. Changes could arise from the addition of non property leases, further development of calibration of models and processes, methodology and approach refinement, and sensitivity analysis performed on key assumptions such as discount factors and lease term.

IFRS 17 ‘Insurance contracts’ was issued in May 2017 to replace IFRS 4 and to establish a comprehensive standard for inceptors of insurance policies.  The effective date is 1 January 2021.

IFRIC Interpretation 23 ‘Uncertainty over income tax treatments’ was issued in June 2017 to clarify how to apply judgement in assessing the tax position of the reporting entity. The effective date is 1 January 2019.

In October 2017, the IASB amended IAS 28 ‘Investments in associates and joint ventures’ to require long term, non-equity interests in these investments to be tested for impairment first in accordance with IFRS 9 and then in accordance with IAS 28. The effective date of the amendment is 1 January 2019.

In February 2018 the IASB amended IAS ‘Employee Benefits’ to clarify the need to update assumptions whenever there is a plan amendment, curtailment or settlement during the reporting period.  The effective date is 1 January 2019.

The Group is assessing the effect of adopting these standards on its financial statements.